Financial Instruments and Risk Management - Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 113,789
Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	27,104
Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	69,999
Derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	7,970
Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	3,587
Minimum work commitments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	5,129
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	37,955
Less than 1 year [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	27,104
Less than 1 year [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
Less than 1 year [member] | Derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	4,015
Less than 1 year [member] | Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,707
Less than 1 year [member] | Minimum work commitments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	5,129
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	17,042
1-3 years [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
1-3 years [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	11,207
1-3 years [member] | Derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	3,955
1-3 years [member] | Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,880
1-3 years [member] | Minimum work commitments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
4-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	58,792
4-5 years [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
4-5 years [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	58,792
4-5 years [member] | Derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
4-5 years [member] | Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
4-5 years [member] | Minimum work commitments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 0